Basis of Financial Statements and Summary of Significant Accounting Policies (Schedule of Estimated Useful Lives of Premises and Equipment) (Details)	12 Months Ended
Mar. 31, 2011
Buildings [Member]
Premises and Equipment, Useful Life, Minimum, years	15
Premises and Equipment, Useful Life, Maximum, years	50
Equipment and Furniture [Member]
Premises and Equipment, Useful Life, Minimum, years	2
Premises and Equipment, Useful Life, Maximum, years	20
Leasehold Improvements [Member]
Premises and Equipment, Useful Life, Minimum, years	3
Premises and Equipment, Useful Life, Maximum, years	39